Equity Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Equity Securities

6.Equity Securities

Potentially Dilutive Common Stock Equivalents

As of March 31, 2022 and 2021, we excluded the potentially dilutive securities summarized below, which entitle the holders thereof to potentially acquire shares of common stock, from our calculations of net loss per share and weighted average common shares outstanding, as their effect would have been anti-dilutive (in thousands).

	March 31,
	2022	2021
Common stock warrants issued to underwriter	10	10
Common stock warrants issued in rights offerings	7,681	7,682
Common stock options	180	182
	7,871	7,874

8. Equity Securities

On June 4, 2019, our shareholders approved an amendment to our articles of incorporation increasing our authorized no par value common shares from 200,000,000 to 300,000,000. The Board of Directors has the authority to establish the rights, preferences, privileges and restrictions granted to and imposed upon the holders of preferred stock and common stock.

Common Stock Issuable

For the twelve months ended December 31, 2020 our non-employee members of our Board were compensated $0.1 million and $0.1 million was accrued for future stock option grants at December 31, 2020. Stock option grants were suspended in 2021.